Income Taxes (Details Narrative) - Applied Digital Cloud Corporation [Member] - USD ($) $ in Millions	12 Months Ended
	May 31, 2025	May 31, 2024
Restructuring Cost and Reserve [Line Items]
Gross federal and state tax net operating loss	$ 172.0	$ 100.0
Offset future income	172.0	100.0
Valuation allowance	$ 18.8	$ 22.4